Trade and other payables	12 Months Ended
Dec. 31, 2017
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Trade and other payables
22 Trade and other payables
	2017 £m	2016 £m
Trade payables	240	297
Accruals	670	650
Social security and other taxes	114	114
Other payables	379	423
Deferred income	1,834	1,941
Total	3,237	3,425

Trade and other payables are predominantly non-interest bearing and their carrying amounts approximate to their fair value.